Statements of Operations Data	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Statements of Operations Data [Abstract]
Statements of Operations Data

14. Statements of Operations Data

Other Income (Expense) — The components of other income (expense) consisted of:

	Successor		Predecessor
	Three Months	Two Months	One Month
	Ended March 31,	Ended March 31,	Ended January 31,
	2012	2011	2011
Net unrealized and realized foreign currency gain (loss)	$(2.2)	$0.9	$1.5
Interest income	0.2	0.1	0.1
Other	0.6	—	—

Total	$(1.4)	$1.0	$1.6

Reorganization Income — Items resulting from the Company’s reorganization from bankruptcy are classified as “Reorganization income” on Condensed Consolidated Statements of Operations. Upon emergence from bankruptcy, the Company no longer reports reorganization income or expense. Any residual income or costs are included in “Selling, general and administrative expenses” on the Condensed Consolidated Statements of Operations.

The Company’s net charges for reorganization items were as follows:

Predecessor
One Month
Ended January 31,
2011
Legal and professional fees	$(12.0)
Indirect environmental claims	(24.3)
Fees related to the Rights Offering and other debt related costs	(9.2)
Forgiveness of debt	127.7
Gain as a result of application of fresh-start accounting	531.4

Total	$613.6

6. Statements of Operations Data

Other Income (Expense)

The components of other income (expense) consisted of:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars)
Net unrealized and realized foreign currency gain (loss)	$(7.8)	$1.5	$(12.5)	$(7.7)
Gain (loss) on liquidation/dissolution of subsidiary	0.2	—	5.3	—
Loss in net earnings of equity method investees	—	—	(2.0)	(3.6)
Interest income	0.6	0.1	0.6	0.4
Gain on accounts receivable sales	—	—	—	0.5
Loss on derivatives	—	—	—	(0.7)
Other	(2.8)	—	0.3	0.8

Total	$(9.8)	$1.6	$(8.3)	$(10.3)

Reorganization Income (Expense)

Items resulting from the Company’s reorganization from bankruptcy were classified as “Reorganization income (expense)” on Consolidated Statements of Operations. Upon emergence from bankruptcy, the Company no longer reports reorganization income (expense). Any residual costs are included in “Selling, general and administrative expenses” on the Consolidated Statements of Operations. The Company’s net charges for reorganization items in the applicable periods were as follows:

	Successor	Predecessor
	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31,
			2010	2009
	(Millions of dollars)
Legal and professional fees	$—	$(12.0)	$(56.9)	$(50.3)
Accelerated amortization on debt issuance costs	—	—	(28.6)	(17.5)
Rejected contracts	—	—	(22.8)	(22.1)
Indirect environmental claims	—	(24.3)	(25.9)	—
Fees related to the Rights Offering and other debt related costs	—	(9.2)	(16.8)	—
Forgiveness of debt	—	127.7	—	5.0
Gain as a result of application of fresh-start accounting	—	531.4	—	—
Environmental and tort Settlement adjustments(1)	—	—	—	75.7
Other net adjustments	—	—	6.2	(0.3)

Total	$—	$613.6	$(144.8)	$(9.5)

(1)	See Note 5 for a description of the Legacy Tort Liabilities and the Legacy Environmental Liabilities Settlement.